Financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities
Financial assets and liabilities

18     Financial assets and liabilities

Classification of financial instruments

	2022
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	46,517	—
Trade and other receivables	—	6,344	—
Accounts payable and accrued liabilities	—	—	2,033
Lease liabilities	—	—	1,056
Derivative financial instrument	563	—	—
Long-term debt	—	—	7,174
	563	52,861	10,263

	2021
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	67,152	—
Trade and other receivables	—	5,034	—
Accounts payable and accrued liabilities	—	—	3,180
Lease liabilities	—	—	1,377
Derivative financial instrument	161	—	—
	161	72,186	4,557

Credit risk

Credit risk is the risk of a financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligation. The Company is exposed to credit risk on its cash and trade and other receivable balances. The Company’s cash management policies include ensuring cash is deposited in Canadian chartered banks.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance for all trade and other receivables. To measure the expected credit losses, trade and other receivables are grouped based on shared credit risk characteristics and the days past due. On that basis, the loss allowance as at December 31, 2022 and 2021 is nominal as the Company only transacts with hospitals and private clinics and has not incurred a sustained trend of any credit losses since revenue began.

Trade and other receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, failure to make contractual payments for a period of greater than 120 days past due.

Market risk

Market risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices, including interest rate risk and foreign currency risk.

●	Interest rate price risk

Interest rate price risk is the risk the cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company is exposed to such fluctuations relating to cash, as it is held in a high interest account which bears interest at a floating rate and long-term debt, as it bears interest at a floating rate.

If interest rates had been 1% higher on the average cash balance, with all other variables held constant, loss before income taxes would have been $376 lower for the year ended December 31, 2022 (2021 - $515). If interest rates had been 1% higher on the average long-term debt balance, with all other variables held constant, loss before income taxes would have been $72 higher for the year ended December 31, 2022 (2021 - $nil).

●	Foreign currency risk

Foreign currency risk occurs as a result of foreign exchange rate fluctuations between the time a transaction is recorded and the time it is settled.

The Company purchases goods and services denominated in foreign currencies and, accordingly, is subject to foreign currency risk, primarily the US dollar and Euro. Foreign currency risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the functional currency. The risk is measured through a forecast of highly probable US dollar and Euro expenditures. The Company’s financial instruments denominated in foreign currencies are shown below in Canadian dollars.

	2022
	US		Canadian	Chinese
	dollars	Euro	dollars	renminbi	Total
	$	$	$	$	$

Cash	32,897	365	13,214	41	46,517
Trade and other receivables	1,118	1,074	4,152	—	6,344
Accounts payable and accrued liabilities	(288)	(521)	(1,208)	(16)	(2,033)
Derivative financial instrument	—	—	(563)	—	(563)
Lease liabilities	—	—	(1,056)	—	(1,056)
Long-term debt	—	—	(7,174)	—	(7,174)

	2021
	US		Canadian	Chinese
	dollars	Euro	dollars	renminbi	Total
	$	$	$	$	$

Cash	47,765	1,349	17,984	54	67,152
Trade and other receivables	4,310	421	303	—	5,034
Accounts payable and accrued liabilities	(372)	(1,030)	(1,759)	(19)	(3,180)
Derivative financial instrument	—	—	(161)	—	(161)
Lease liabilities	—	—	(1,368)	(9)	(1,377)

As at December 31, 2022, if foreign exchange rates had been 5% higher, with all other variables held constant, loss and comprehensive loss would have been $415 (2021 – $788) higher, mainly as a result of the translation of foreign currency denominated cash, trade and other receivables, accounts payable and accrued liabilities, other liabilities and lease liabilities.

The Company does not use derivatives to reduce exposure to foreign currency risk.

Liquidity risk

Liquidity risk is the risk the Company may encounter difficulties in meeting its financial liability obligations as they come due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis.

The Company controls liquidity risk through management of working capital, cash flows and the availability and sourcing of financing. The Company’s ability to accomplish all of its future strategic plans is dependent on obtaining additional financing or executing other strategic options; however, there is no assurance the Company will achieve these objectives.

The following table summarizes the Company’s significant contractual, undiscounted cash flows related to its financial liabilities.

	2022
		Future		Between
	Carrying	cash	Less than	1 year and
	amount	flows	1 year	5 years
	$	$	$	$

Accounts payable and accrued liabilities	2,033	2,033	2,033	—
Lease liability	1,056	1,174	291	883
Long-term debt	7,174	9,324	1,134	8,190
	10,263	12,531	3,458	9,073

	2021
		Future		Between
	Carrying	cash	Less than	1 year and
	amount	flows	1 year	5 years
	$	$	$	$

Accounts payable and accrued liabilities	3,180	3,180	3,180	—
Lease liability	1,377	1,575	321	1,254
	4,557	4,755	3,501	1,254

Fair value

The fair values of cash, current trade and other receivables, accounts payable and accrued liabilities and lease liabilities approximate their carrying values, due to their relatively short periods to maturity. The fair value of the long-term debt approximates its carrying amount as it has a floating interest rate.

For the non-current trade and other receivables in the prior year, the fair value is also not significantly different from the carrying amount.

The fair value of the Company’s derivative financial instrument is determined based on the valuation techniques described in note 9 and is considered level 2 in the fair value hierarchy.